Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
PENNSYLVANIA and NEBRASKA [Member]
Business Acquisition [Line Items]
Schedule Of Business Acquisitions
.
Identifiable intangible assets	$213
Goodwill	5,944
Other assets and liabilities - net	457
$6,614

IDAHO
Business Acquisition [Line Items]
Schedule Of Business Acquisitions

Identifiable intangible assets	$47
Goodwill	198
Other assets and liabilities - net	5
$250